Income Taxes - Graphite Bio, Inc. (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense (Benefit)
A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate was as follows:

	Year Ended December 31,
	2023	2022
Federal statutory income tax rate ate	21.00%	21.00%
State taxes	1.01	1.10
Others	(0.06)	(0.69)
Research and development credits	1.00	1.11
Transaction costs	(1.01)	—
Lease Modification	3.27	—
Interest expense	—	—
Stock-based compensation	(1.52)	(0.97)
Change in valuation allowance	(23.69)	(21.55)
Provision for taxes	0.00%	0.00%
A reconciliation of the Company’s income tax expense (benefit) to the amount computed by applying the federal statutory income tax rate is summarized as follows (in thousands):

	Year Ended December 31,
	2022	2023
Expected tax benefit computed at federal statutory rate	$(2,192)	$(14,731)
State income taxes, net of federal tax benefit	(2)	(1,153)
Permanent differences	70	120
Research and development credit carryforwards	(1,788)	(5,472)
Reserve for uncertain tax positions	140	1,517
Other	203	(463)
Change in valuation allowance	3,916	20,003
Income tax expense (benefit)	$347	$(179)

Schedule of Deferred Tax Assets (Liabilities)
Net deferred tax assets and liabilities consisted of the following (in thousands):

	Year Ended December 31,
	2023	2022
Deferred tax assets:
Net operating losses - non-current	$30,820	$15,940
Capitalized R&D	14,493	13,815
General business credit - non-current	7,201	5,699
Operating lease right-of-use assets	88	1,220
Lease termination costs	6,621	—
Stock based compensation	2,017	1,703
Accruals and reserves	295	735
Fixed assets	6,161	170
Other	3	3
Gross deferred tax assets	67,699	39,285
Valuation allowance	(67,626)	(38,110)
Net deferred tax assets	73	1,175
Fixed asset basis	—	—
Operating lease liabilities	(73)	(1,175)
Other	—	—
Gross deferred tax liabilities	(73)	(1,175)
Valuation allowance	$—	$—
Significant components of the Company’s net deferred tax assets (liabilities) are summarized as follows (in thousands):

	Year Ended December 31,
	2022	2023
Deferred tax assets
Net operating loss carryforwards	$152	$3,975
Research and development credit carryforwards	982	6,269
Capitalized research and development	5,044	15,282
Intangible assets	249	531
Share-based compensation	137	290
Other	220	463
Total deferred tax assets	6,784	26,810
Valuation allowance	(6,727)	(26,736)
Net deferred tax assets	57	74
Deferred tax liabilities
Other	(57)	(74)
Total deferred tax liabilities	57	74
Net deferred tax assets	$—	$—

Summary of Net Operating Losses and Tax Credit Carryforwards
Net operating losses and tax credit carryforwards were as follows as of December 31, 2023 (dollars in thousands):

	Year Ended December 31, 2023
	Amount	Expiration Years
Net operating losses, federal (starting from January 1, 2018)	$146,450	Do Not Expire
Net operating losses, state	29	2039 - 2043
Tax credits, federal	6,395	2041 - 2043
Tax credits, state	4,716	Do Not Expire

Changes in Valuation Allowance for Deferred Tax Assets
During the years ended December 31, 2023 and 2022, the Company recorded a full valuation allowance on federal and state deferred balances since management does not forecast the Company to be in a profitable position in the near future. Changes in the valuation allowance for deferred tax assets during the years ended December 31, 2023 and 2022 related primarily to the increases in net operating loss carryforwards and research and development tax credit carryforwards and were as follows (in thousands):

	Year Ended December 31,
	2023	2022
Valuation allowance at the beginning of the year	$38,110	$16,332
Increases recorded to income tax provision	29,516	21,778
Valuation allowance at the end of the year	$67,626	$38,110

Schedule of Changes to Gross Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	Year Ended December 31,
	2022	2022
Balance at beginning of year	$2,701	$1,407
Additions based on tax positions related to current year	899	1,862
Reduction for prior period positions	(42)	(568)
Unrecognized tax benefit-December 31	$3,558	$2,701
The following table summarizes the changes to the Company’s gross unrecognized tax benefits (in thousands):

	Year Ended December 31,
	2022	2023
Balance at beginning of year	$—	$131
Increases related to prior year tax positions	28	6
Increases related to current year tax positions	103	1,816
Balance at end of year	131	1,953